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MORRISON & FOERSTER LLP


February 1, 2008



Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:      Meridian Fund, Inc., SEC File Nos. 2-90949; 811-4014


Dear Ladies and Gentlemen:

        In connection with the registration of Meridian Fund, Inc. (the "Company") under the Investment Company Act of 1940, and the issuance of securities by it under the Securities Act of 1933, and pursuant to 17 C.F.R. 230.497(e), we are transmitting on EDGAR for filing a supplement, dated January 30, 2008 to the November 1, 2007 Prospectus and Statement of Additional Information of the Company.

        If you have any questions, please contact the undersigned at the number set forth above.

                                                     Sincerely,



                                                     /s/ Robert M. Kurucza

                                                     Robert M. Kurucza

Enclosures
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                               MERIDIAN FUND, INC.
                               Meridian Value Fund
                              Meridian Growth Fund
                           Meridian Equity Income Fund


             SUPPLEMENT DATED JANUARY 30, 2008 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2007

Effective immediately, all references to Talal Qatato in the Prospectus and Statement of Additional Information are hereby removed.



              PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE